TRADE ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Receivables [Abstract]
Schedule of Financing Receivables

	06/30/2018	12/31/2017
Billed services	7,590,956	7,478,145
Unbilled services	730,272	634,241
Mobile handsets and accessories sold	557,314	597,267
Subtotal	8,878,542	8,709,653
Provision for bad debt (i)	(1,781,307)	(1,342,211)

Total	7,097,235	7,367,442

	2017	2016
Billed services	7,478,145	6,932,915
Unbilled services	634,241	1,199,395
Mobile handsets and accessories sold	597,267	843,663
Provision for bad debt	(1,342,211)	(1,084,895)

Total	7,367,442	7,891,078

List of Past Due Financing Receivables

The aging list of trade receivables is as follows:

	06/30/2018	12/31/2017
Current	6,428,607	6,096,205
Past-due up to 60 days	816,404	919,421
Past-due from 61 to 90 days	162,644	144,818
Past-due from 91 to 120 days	151,753	130,633
Past-due from 121 to 150 days	154,199	128,175
Over 150 days past-due	1,164,935	1,290,401

Total	8,878,542	8,709,653

The aging list of trade receivables is as follows:

	2017	2016
Current	6,096,205	6,464,895
Past-due up to 60 days	919,421	1,090,901
Past-due from 61 to 90 days	144,818	176,730
Past-due from 91 to 120 days	130,633	136,134
Past-due from 121 to 150 days	128,175	129,842
Over 150 days past-due	1,290,401	977,471

Total	8,709,653	8,975,973

Schedule of Aging Accounts Receivable

The movements in the allowance for doubtful accounts were as follows:

Balance at Dec 31, 2017	(1,342,211)
Estimated loss on doubtful debts	(773,841)
Trade receivables written off as uncollectible	334,745
Balance at Jun 30, 2018	(1,781,307)

The movements in the allowance for doubtful accounts were as follows:

Balance in 2015	(1,104,375)
Provision for bad debt	(708,986)
Trade receivables written off as uncollectible	728,466
Balance in 2016	(1,084,895)
Provision for bad debt	(777,106)
Trade receivables written off as uncollectible	519,790

Balance in 2017	(1,342,211)